SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

6. SHORT-TERM INVESTMENTS

        Short-term investments as of December 31, 2011 comprised the following:

Type of investment	Annual interest rate	Maturity date	Amount
Deposits	2.0 - 11.0%	January - October 2012	$80,291
Belarusian ruble denominated deposits	26.0 - 37.0%	February - April 2012	$5,933
Other			18

Total			$86,242

        Short-term investments as of December 31, 2010 comprised the following:

Type of investment	Annual interest rate	Maturity date	Amount
Deposits	3.5 - 9.0%	January - July 2011	$279,663
Funds in trust management	9.2%	June 2011	26,987
Promissory notes	5.5 - 7.0%	April - June 2011	26,701
Other			243

Total			$333,594